Other income - Additional information (Details) - 12 months ended Jun. 30, 2022 - Paycheck Protection Program	USD ($)	CNY (¥)
Other income
Subsidy amount received	$ 1,320,000	¥ 8,548,000
Subsidiaries
Other income
Subsidy amount received	$ 1,320,000	¥ 8,548,000